Operating segments - Reconciliation of consolidated operating costs and expenses to segment external expenses (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating segments
Consolidated operating costs and expenses (exclusive of depreciation and amortization)	₽ 7,949,215	₽ 4,691,300	₽ 4,300,263
Adjusted for:
IPO-related costs			(190,284)
Insurance cover related to the IPO		(54,772)	(100,048)
SPO-related costs	(74,443)	(122,940)
Costs related to business combinations	(23,083)	(51,665)
LTIPs (Note 20)	(516,241)	(262,646)	(196,993)
Grant of shares to the Board of Directors (including social taxes) (Note 29(b))	(24,654)	(23,597)	(15,025)
One-off litigation settlements and legal costs			(17,734)
Other financing and transactional costs	(28,044)		(1,541)
Changes in put liability to non-controlling participants in subsidiary	(32,467)
Other	(7,524)	(6,098)	(1,758)
Segment External expenses (as presented to the CODM)	₽ 7,307,693	₽ 4,169,582	₽ 3,776,880